Revenue and segmental analysis - Schedule of geographic destination (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
REVENUE	$ 441.3	$ 414.8	$ 460.3
United Kingdom
Disclosure of operating segments [line items]
REVENUE	40.7	36.4	53.5
Rest of Europe
Disclosure of operating segments [line items]
REVENUE	102.9	94.2	98.9
Africa
Disclosure of operating segments [line items]
REVENUE	3.0	2.4	2.7
North America
Disclosure of operating segments [line items]
REVENUE	238.7	226.3	245.9
South America
Disclosure of operating segments [line items]
REVENUE	8.6	9.9	13.4
Asia Pacific
Disclosure of operating segments [line items]
REVENUE	$ 47.4	$ 45.6	$ 45.9